FAEGRE DRINKER BIDDLE & REATH LLP

1500 K Street NW
Suite 1100

Washington, D.C. 20005

202-842-8800

Fax: 202-842-8465

www.faegredrinker.com

May 5, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Inc.(“RBB”)
(1933 Act Registration No. 033-20827)
(1940 Act Registration No. 811-05518)

Ladies and Gentlemen:

On behalf of RBB, transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of RBB’s Registration Statement on Form N-14, including exhibits (the “Registration Statement”). This filing relates to the proposed conversion of (i) the Emerald Insights Fund into an exchange-traded fund through the acquisition by F/m Emerald Special Situations ETF, a newly formed series of RBB, and (ii) the Emerald Growth Fund and Emerald Finance and Banking Innovation Fund into mutual funds through the acquisition by Emerald Growth Fund and Emerald Banking and Finance Evolution Fund, respectively, each a newly formed series of RBB, of the assets and liabilities of each acquired fund, in exchange for shares of its corresponding acquiring fund, referred to herein collectively as the “Reorganizations.”

The combined Proxy Statements/Prospectuses contained in this filing will be used in the solicitation of proxies of applicable shareholders, voting separately, to approve with respect to the Reorganizations:

(1) an Agreement and Plan of Reorganization, pursuant to which the Emerald Insights Fund will transfer that portion of its assets and liabilities (in aggregate, all of its assets and liabilities) to F/m Emerald Special Situations ETF, in exchange for shares of the Emerald Insights Fund, followed by the distribution of the F/m Emerald Special Situations ETF’s shares to the Emerald Insights Fund’s shareholders in complete liquidation of the Emerald Insights Fund; and

(2) an Agreement and Plan of Reorganization, pursuant to which the Emerald Growth Fund and Emerald Finance and Banking Innovation Fund will transfer that portion of their assets and liabilities (in aggregate, all of their assets and liabilities) to Emerald Growth Fund and Emerald Banking and Finance Evolution Fund, in exchange for shares of the Emerald Growth Fund and Emerald Finance and Banking Innovation Fund, followed by the distribution of the Emerald Growth Fund’s and Emerald Banking and Finance Evolution’s shares to the Emerald Growth Fund’s and Emerald Finance and Banking Innovation Fund’s shareholders in complete liquidation of the Emerald Growth Fund and Emerald Finance and Banking Innovation Fund.

This filing is being made to amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

RBB has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

Questions and comments concerning the enclosed materials may be directed to me at 202-842-8800.

Very truly yours,

/s/ J.D. Williams
J.D. Williams

Enclosures